General (Details)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 carrier	Mar. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other		10
Hygo
Property, Plant and Equipment [Line Items]
Number of carriers operated by other		3
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		10
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Hygo Energy Transition Ltd
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		16
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Hygo Energy Transition Ltd
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		9
LNG Carrier | Floating Storage Regasification Units Under Conversion
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		1
LNG Carrier | Floating Storage Regasification Units Under Conversion | Golar LNG Limited, Golar LNG Partners, and Hygo Energy Transition Ltd
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		1
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2
LNG Carrier | FLNG | Golar LNG Limited, Golar LNG Partners, and Hygo Energy Transition Ltd
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2
LNG Carrier | FLNG Under Conversion
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		1
LNG Carrier | FLNG Under Conversion | Golar LNG Limited, Golar LNG Partners, and Hygo Energy Transition Ltd
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		1
Term Facility | Revolving Credit Facility
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $				$ 150,000,000
Margin Loan facility | Secured Debt
Property, Plant and Equipment [Line Items]
Line of credit facility, remaining borrowing capacity | $			$ 30,000,000.0		$ 100,000,000.0
Corporate Revolving Credit Facility | Revolving Credit Facility | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	$ 100,000,000